Basis of Presentation (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2023	Feb. 28, 2023	Sep. 03, 2021	Dec. 31, 2020
Basis of presentation [Line Items]
Capital stock percentage	100.00%
Net liabilities		R$ 109,869
Net loss		(247,862)	R$ (114,206)	R$ (77,699)
Working capital deficit		(308,579)	(311,821)
Shareholders’ deficit		(53,629)	(94,961)	(36,800)				R$ (3,233)
Current debt obligations outstanding		66,024	62,857
Cash and cash equivalents		11,398	8,015	R$ 10,901				R$ 1,648
Loans			16,799				R$ 3,700
Additional loan received from CEO			R$ 3,200
Additional loan					R$ 1,039	R$ 3,300
Outstanding loans		8,890
Loans from investor		R$ 7,407